Income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Noncurrent
Tax loss carryforwards (NOL)	R$ 54,555	R$ 43,442
Biological assets	6,275	5,942
Financial lease	3,443	2,103	R$ 24,079
Contingency, bonuses and fair value	9,374	11,125
Derivative financial instruments	2,185	364
Allowance for expected credit losses	488	668
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	2,468	1,794
Total non-current assets	78,958	65,608
Noncurrent
Biological assets	11,546	13,386
Finance lease	58	548
Contingency, bonuses and fair value		3,574
Surplus on investment	1,733	1,733
Costs of transactions	526	499
Provision of residual value and useful life of PPE assets	1,880	1,633
Accelerated depreciation of assets for rural activity	42,705	11,493
Total	58,448	32,866
Net balance	R$ 20,510	R$ 32,742